Shareholders' equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	€ 252	€ 259	€ 435
Total translation adjustments accumulated in equity attributable to parent	15	27	164
Total translation adjustments accumulated in equity attributable to non-controlling interests	237	232	271
Poland, Zlotych
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	785	845	733
Egypt, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(532)	(545)	(509)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	220	220	220
Sierra Leone, Leones
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(95)	(78)	(39)
Moldova, Lei
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(63)	(70)	(76)
Jordan, Dinars
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	58	33	108
United Kingdom, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	14	15	9
Other currencies [member]
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	€ (135)	€ (161)	€ (11)